Foreign currency transactions (Tables)	12 Months Ended
Dec. 31, 2021
Foreign Exchange Rates [Abstract]
Summary of Transactions Denominated in Foreign Currency
a.	Transactions denominated in foreign currency for the years ended December 31, 2019, 2020 and 2021 were as follows:

	2019	2020	2021
	(In thousands of U.S. dollars)
Revenues from aeronautical and non-aeronautical services	172,780	98,668	156,021
Revenues for recovery expenses	2,281	701	854
Technical assistance fees	5,971	6,108	6,190
Other expenses (1)	75,868	83,710	80,007

(1) Includes interest for the years ended December 31, 2019, 2020 and 2021 by USD$6.4 million, USD$7.7 million and USD$7.5 million, respectively.

Summary of Exchange Rate in Effect
b.	The exchange rates in effect on the dates of the consolidated financial statements and it’s issuance date were as follows:

	December 31,						Feb 22,
	2019		2020		2021		2022
Mexican pesos per one U.S. dollar (Note 3.p)	Ps.	18.8452	Ps.	19.9487	Ps.	20.5835	Ps.	20.3063